Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income (Expense) [Abstract]
Finance income (expenses), net	€ 31,381	€ 8,584	€ 10,049